Consolidated balance sheet (Parenthetical) - HSBC Holdings - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Investments in subsidiaries	[1]	$ 161,473,000,000	$ 160,231,000,000
HSBC Asia Holdings Limited
Disclosure Of Face Statements [Line Items]
Investments in subsidiaries		$ 0	$ 56,587,000,000

[1]	The 2018 year included $56,587m (2019: nil) capital injection to HSBC Asia Holdings Limited.